RELATED PARTIES	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
RELATED PARTIES

25 RELATED PARTIES

        The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the years ended December 31:

	2017	2016	2015
Revenue from related parties
LetterOne	—	—	2
Telenor	68	60	51
Discontinued operations	—	68	60
Joint ventures and associates	29	19	6
Other related parties	—	—	6
Finance income from related parties	—	—	1

	97	147	126

Services from related parties
LetterOne	6	8	8
Telenor	67	64	44
Discontinued operations	—	6	5
Joint ventures and associates	29	19	20
Other related parties	—	—	5
Finance costs to related parties	—	—	1

	102	97	83

        The following table provides the total balance of accounts with related parties and their affiliates at the end of the relevant period:

	2017	2016
Accounts receivable from related parties
Telenor	—	13
Joint ventures and associates	23	24
Other assets due from related parties	3	3

	26	40

Accounts payable to related parties
LetterOne	—	1
Telenor	—	9
Joint ventures and associates	5	5

	5	15

        As of December 31, 2017, the Company has no ultimate controlling shareholder. See also Note 1 for details regarding ownership structure.

RELATED PARTY TRANSACTIONS WITH TELENOR AND ITS AFFILIATES

        A number of our operating companies have roaming agreements with Telenor and its affiliates.

        As a result of changes to the composition of the Supervisory Board, announced on December 8, 2017, Telenor is no longer represented on VEON's Supervisory Board, and as such, Telenor and its affiliates are no longer considered to be a related party.

RELATED PARTY TRANSACTIONS WITH LETTERONE AND ITS AFFILIATES

        VEON was a party to a General Services Agreement with LetterOne Corporate Advisor Limited, dated December 1, 2010, under which LetterOne Corporate Advisor Limited renders to VEON and its affiliates services related to telecommunication operations. The General Services Agreement and Consultancy Deed were originally entered into by VEON and Altimo Management Services Ltd., but the latter was replaced first by LIHS Corporate Advisor Limited pursuant to a Deed of Novation and Amendment dated January 14, 2016.

        On December 12, 2017 VEON received a notice confirming termination of the agreement.

RELATED PARTY TRANSACTIONS WITH JOINT VENTURES AND ASSOCIATES

Italy Joint Venture

        VEON has commercial contracts with its joint venture in Italy, largely relating to roaming and interconnect which are transacted at arm's length and presented in the table above. In 2017, the Group recognized US$26 (2016: nil) of service revenue and US$1 (2016: nil) of service costs relating to these commercial contracts.

Euroset

        PJSC VimpelCom has commercial contracts with Euroset. In 2017, PJSC VimpelCom recognized US$3 (2016: US$4, 2015: US$5) of revenue from Euroset primarily for mobile and fixed line services and from the sale of equipment and accessories. PJSC VimpelCom accrued to Euroset certain expenses totaling US$28 in 2017 (2016: US$19, 2015: US$20), primarily dealer commissions and bonuses for services for acquisition of new customers, customer care and receipt of customers' payments.

RELATED PARTY BALANCES AND TRANSACTIONS WITH DISCONTINUED OPERATIONS

        Following the reclassification of the operations in Italy as an asset held for sale and discontinued operation, the intercompany positions between the continued and discontinued portions of the Group were treated as Related Party mainly representing regular business activities, i.e. roaming and interconnect.

COMPENSATION OF KEY MANAGEMENT PERSONNEL OF THE COMPANY

        Under the Company's bye-laws, the Supervisory Board of the Company established a Compensation Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company's directors, officers and employees and for supervising the administration of the Company's equity incentive plans and other compensation and incentive programs.

        The Compensation Committee's rules and competences are set forth in the Company's Compensation Committee Charter, which forms part of the Company's bye-laws adopted on April 20, 2010, as amended and restated on September 2, 2013.

        The Compensation Committee adheres to the following objectives in setting out compensation policies for the group:

        1.       To incentivize and reward individual and collective performance in a balanced and fair manner throughout the group;

        2.       To set and communicate clear targets based on the group's strategic priorities; and

        3.       To unify and standardize the rules for incentives across the group's headquarters in Amsterdam and its offices in London, Regional headquarters and Operational Companies (the "OpCo's").

        The aim of the group's compensation and benefit policies and incentive plans is to stimulate and reward leadership efforts that result in sustainable success, improve our local and global performance, build increased trust and sponsorship and support long-term value creation. The group's compensation includes base salary, as well as short and long-term incentive schemes.

        To ensure the overall competitiveness of the Company's and the group's pay levels, these levels are benchmarked against a peer group which consists of companies that are comparable in terms of size and scope, as listed on the NASDAQ stock exchange. The Compensation Committee regularly reviews the peer group to ensure that its composition is still appropriate. The composition of the peer group might be adjusted as a result of mergers or other corporate activities. The relative size of the Company and the group it belongs to is taken into account when determining whether the pay levels within the group are in line with the market-median levels.

        Each year, the Compensation Committee conducts a scenario analysis, which includes the calculation and composition of the remuneration under different scenarios. The Compensation Committee concluded that the current policy has proven to function well in terms of a relationship between the strategic objectives and the chosen performance criteria and believes that the short and long-term incentive plans support this relationship.

        Key Management Personnel ("KMPs") include members of the Supervisory Board and the Management Board of the Company. The following table sets forth the total compensation paid to KMPs:

	2017	2016*	2015*
Short-term employee benefits	42	37	36
Long-term employee benefits	1	—	—
Share-based payments	1	—	3
Termination benefits	1	4	2

Total compensation paid to key management personnel	45	41	41

*       Comparative amounts in respect of 'Long-term employee benefits' have been revised to conform to current period disclosure. Amounts shown for 'Long-term employee benefits' include amounts paid under the LTI Plan (see below) in respect of performance during previous years. Amounts disclosed in previous years for 'Long-term employee benefits' represented total nominal values of the grants covering multiple years.

        Members of our Supervisory Board and Management Board are eligible to participate in cash-based long-term incentive plans discussed below.

Compensation of Key Management Board Members

        The following table sets forth the total compensation paid to the key management board members in 2017 and 2016 (gross amounts in whole euros and whole US$ equivalents):

	Jean-Yves Charlier Group CEO		Andrew Davies Group CFO(iii)		Trond Westlie Group CFO(iii)		Scott Dresser Group General Counsel
	EUR	US$	EUR	US$	EUR	US$	EUR	US$
2017
Short-term employee benefits
Base salary(i)	2,500,000	2,819,125	1,125,000	1,268,606	375,000	422,869	925,000	1,043,076
Annual incentive(ii)	4,125,000	4,651,556	3,518,295	3,967,405	—	—	977,272	1,102,021
Other	91,916	103,649	1,284,248	1,448,182	5,400	6,089	31,186	35,166
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	709,661	800,249	—	—	—	—	—	—
Termination benefits	—	—	250,000	281,912	—	—	—	—

Total gross remuneration	7,426,577	8,374,579	6,177,543	6,966,105	380,400	428,958	1,933,458	2,180,263

2016
Short-term employee benefits
Base salary(i)	2,500,000	2,750,000	1,100,000	1,210,000	—	—	750,000	825,000
Annual incentive(ii)	2,130,000	2,343,000	850,000	935,000	—	—	460,000	506,000
Other	26,000	28,600	—	—	—	—	20,000	22,000
Long-term employee benefits	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—

Total gross remuneration	4,656,000	5,121,600	1,950,000	2,145,000	—	—	1,230,000	1,353,000

(i)       Base salary includes holiday and/or pension allowances pursuant to the terms of an individual's employment agreement.

(ii)       Annual Incentive includes amounts paid under the STI Scheme (see below) in respect of performance during the previous year, except for amounts shown for Andrew Davies during 2017, which also includes amounts paid under the STI Scheme in respect of performance during the current year.

(iii)       Andrew Davies stepped down from the role of Group CFO, and Trond Westlie commenced duties as newly appointed Group CFO on November 9, 2017.

Compensation of Supervisory Board Members

        The following table sets forth the total compensation paid to the key management board members in 2017 and 2016 (gross amounts in whole euros and whole US$ equivalents):

	Retainer		Committees		Other compensation		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Alexey M. Reznikovich
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Stan Chudnovsky
In whole euros	193,918	60,870	—	—	—	—	193,918	60,870
US$ equivalent	218,672	67,342	—	—	—	—	218,672	67,342
Mikhail Fridman
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Gennady Gazin
In whole euros	194,048	150,000	55,000	110,000	4,757	343,189	253,805	603,189
US$ equivalent	218,818	165,948	62,021	121,695	5,364	379,676	286,203	667,319
Andrei Gusev
In whole euros	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	45,106	44,253	—	—	—	—	45,106	44,253
Gunnar Holt
In whole euros	133,950	40,000	20,833	—	—	—	154,783	40,000
US$ equivalent	151,049	44,253	23,492	—	—	—	174,541	44,253
Sir Julian Horn-Smith
In whole euros	194,048	150,000	—	50,000	5,145	—	199,193	200,000
US$ equivalent	218,818	165,948	—	55,316	5,802	—	224,620	221,264
Jørn P. Jensen
In whole euros	195,538	60,870	30,000	—	—	937	225,538	61,807
US$ equivalent	220,498	67,342	33,829	—	—	1,037	254,327	68,379
Ursula Burns
In whole euros	436,213	—	12,500	—	1,517,500	—	1,966,213	—
US$ equivalent	491,896	—	14,096	—	1,711,209	—	2,217,201	—
Guy Laurence
In whole euros	110,619	—	20,833	—	1,250	—	132,702	—
US$ equivalent	124,740	—	23,492	—	1,410	—	149,642	—
Nils Katla
In whole euros	36,666	40,000	—	—	—	—	36,666	40,000
US$ equivalent	41,346	44,253	—	—	—	—	41,346	44,253
Morten Karlsen Sørby
In whole euros	—	23,913	—	—	—	665	—	24,578
US$ equivalent	—	26,455	—	—	—	736	—	27,191
Trond Ø Westlie
In whole euros	—	102,000	—	20,554	—	—	—	122,554
US$ equivalent	—	112,844	—	22,739	—	—	—	135,583

Total (in whole euros)	1,615,000	747,653	139,166	180,554	1,528,652	344,791	3,282,818	1,272,998

Total (US$ equivalent)	1,821,155	827,144	156,930	199,750	1,723,785	381,449	3,701,870	1,408,343

Value growth cash-based long-term incentive plans

        To stimulate and reward leadership efforts that result in sustainable success, the Value-Growth Cash Based Long-Term Incentive Plan (the "LTI Plan") has been designed for members of our recognized leadership community. The participants in the LTI Plan may receive cash payouts after the end of each relevant award performance period. The vesting of each award is subject to continued employment (except in limited "good leaver" circumstances) of a specific Qualifying Period). For participants joining after the start, or leaving before the end of a Qualifying Period, vested awards will be subject to pro-rata reduction in accordance with the actual period of employment during this Qualifying Period. Awards may vest early upon the occurrence of certain corporate events relating to VEON Ltd., subject to the Committee's determination of the attainment of Key Performance Indicators ("KPIs") at the time of the relevant event and a potential pro-rata reduction to reflect the early vesting.

        The Company furthermore considers from time to time new long-term incentive plans, which may result in additional payouts not described above. The awards launched under the LTI Plan are detailed below.

        As of December 31, 2017, the total target amount (all unvested) granted for awards launched under the LTI Plan was equal to US$127 (2016: US$22). The carrying value of obligations under the LTI Plan as of December 31, 2017, was equal to US$58 (2016: US$3). Included within 'Selling, general and administrative expenses' for 2017 is an amount of US$55 (2016: US$3) relating to share-based payment expense under the LTI Plan.

2014 tranche

        In January 2015, a new award was launched for senior management under the LTI Plan ("2014 tranche"), the vesting of which is subject to the attainment of KPIs over a three and a half year (42 months) performance period (January 1, 2014 to June 30, 2017). The maximum target amount that may be earned under the 2014 tranche is determined at the time of the grant, and the vesting of the award was subject to the Committee's determination of the attainment of set KPIs after the relevant performance period (in the third quarter of 2017). For our OpCo's, the award was initially subject to the attainment of KPIs, generally with an equal or comparable weight, subject to individual discrepancies, that were business and strategy related, such as EBITDA market share and revenue market share and the Total Shareholder Return ("TSR") evolution of the Company compared to peer companies in the markets in which we operate. For HQ employees, the amount of the award was based solely on TSR evolution compared to selected peer companies. In the course of 2016, the plan was modified in such way that for our OpCo's, the amount of the award also entirely depended on TSR.

2015 tranche

        In March 2016, the 2015 tranche was granted to senior management, the vesting of which is subject to the attainment of KPIs over a three and a half year (42 months) performance period (January 1, 2015 to June 30, 2018). The KPIs are principally based on the TSR evolution compared to peer companies in the markets in which we operate. The Committee regularly reviews the peer group to ensure that its composition is still appropriate.

2016 tranche

        In October 2017, the 2016 tranche was granted to senior management, the vesting of which is subject to the attainment of KPIs over a three and a half year (42 months) performance period (January 1, 2016 to June 30, 2019). The KPIs are principally based on the TSR evolution compared to peer companies in the markets in which we operate. The Committee regularly reviews the peer group to ensure that its composition is still appropriate.

2017 tranche

        In October 2017, the 2017 tranche was granted to senior management, the vesting of which is subject to the attainment of KPIs over a three and a half year (42 months) performance period (January 1, 2016 to June 30, 2020). The KPIs for the 2017 tranche are based on an absolute share price performance target, in order to create a direct link between management focus and real return to shareholders.

Transformation Bonus Plan

        In August 2017, the Company introduced a Transformation Bonus Plan, which is designed to incentivize sustainable transformation and absolute shareholder value creation. The Transformation Bonus Plan is a one-time award, offered to senior management that are key to driving VEON's performance transformation program, with a performance period running from January 1, 2016 to December 31, 2018. The target payment aims at 400% of a participant's annual gross base salary, partially in cash and partially in shares of VEON, based on the achievement of established KPIs, vesting on December 31, 2018. The KPIs are based on the performance of VEON, comprising a Free Cash Flow target and a target volume-weighted average share price of VEON. The KPIs and payout structure will aid the VEON Group to fundamentally transform its business and evolve into a technology company.

Director cash-based long-term incentive plan

        In December 2014, our Supervisory Board approved a cash based Long Term Incentive Plan for our unaffiliated directors (the "Director LTI Plan"). Under the Director LTI Plan, awards are granted annually, covering a three-year performance period (January 1, 2014 to December 31, 2016 for the first awards, with an additional performance measurement over the first six months of 2017 and, January 1, 2015 to June 30, 2018 for the second awards). The actual amount that may be earned under an award is determined on the basis of the annual retainer of the unaffiliated director and the actual payout to headquarters participants in the corresponding tranches of the Cash Based Long Term Incentive Plan (discussed above). For participants leaving before the end, or joining after the start, of a performance period, vested awards will be subject to pro-rata reduction, provided that the participant has served as an unaffiliated director for at least 12 months during the performance period. Awards may vest early upon the occurrence of certain corporate events relating to VEON Ltd., subject to the compensation committee's determination of the attainment of KPIs at the time of the relevant event and a potential pro-rata reduction to reflect the early vesting.

Short Term Incentive Plan

        The Company's Short Term Incentive Scheme (the "STI Scheme") provides cash pay-outs to participating employees based on the achievement of established KPIs over the period of one calendar year. KPIs are set every year at the beginning of the year and evaluated in the first quarter of the next year. The KPIs are partially based on the financial and operational results (such as EBITDA and total operating revenue) of the Company, or the affiliated entity employing the employee, and partially based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities. The weight of each KPI is decided on an individual basis.

        Pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited "good leaver" circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment.

Executive Investment Plan

        Executives of the Company may also be invited to participate in the Company's Executive Investment Plan (the "Executive Investment Plan"), which provides for payment of a matching investment subject to satisfaction of KPIs determined by the Committee. Currently, there are no such plans active and the last plan expired in 2016 without matching investments being due.